The Company and basis of presentation (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Basis of presentation
Effective tax rate (as a percent)	24.40%	25.00%
Goodwill	€ 14,644,789		€ 15,170,652
Increase (decrease) in market capitalization	3.00%
Market capitalization	€ 13,391,390		12,957,138
Increase (decrease) in FME AG shareholders' equity	(1.00%)
Total FME AG shareholders' equity	€ 14,372,267		14,576,563
Care Delivery
Basis of presentation
Goodwill	€ 12,540,265		€ 13,014,925
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	9.36%		8.55%
After-tax WACC	7.37%		6.46%
Excess of recoverable amount over carrying amount	€ 4,714,526		€ 6,757,218
Care Delivery | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0195		0.0246
Care Delivery | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.015		0.018
Care Delivery | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0591)		(0.0755)
Care Delivery | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0223)		(0.0286)
Care Enablement
Basis of presentation
Goodwill	€ 2,104,524		€ 2,155,727
Residual value growth	1.00%		1.00%
Pre-tax weighted average cost of capital (WACC)	5.87%		7.78%
After-tax WACC	4.61%		6.00%
Excess of recoverable amount over carrying amount	€ 8,564,936		€ 3,290,699
Care Enablement | Pre-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.0426		0.023
Care Enablement | After-tax WACC
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	0.031		0.0167
Care Enablement | Residual value growth
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.1248)		(0.057)
Care Enablement | Operating income margin
Basis of presentation
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.0523)		(0.029)